FRANKLIN TEMPLETON INVESTMENTS
                       One Franklin Parkway
                     San Mateo, CA 94403-1906



February 5, 2004

Filed Via EDGAR (CIK #0000038721)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CUSTODIAN FUNDS, INC.
           File Nos. (002-11346 - 811-537)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 29, 2004.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS, INC.



/s/David P. Goss
Associate General Counsel

DPG:cd

cc:   Brain E. Lorenz, Esq.